Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Post-employment Benefits
Schedule of actuarial assumptions-present value of defined benefit obligations

	2025	2024
Discount rate	9.3%	10.5%
Salary increase	5.2%	5.2%
Inflation rate	3.7%	3.7%

Schedule of reconciliation between defined benefit obligations and post-employment benefit liability (asset)

	As of December 31, 2025
			Seniority
	Pensions		Premiums		2025
Vested benefit obligations	Ps.	300,574	Ps.	347,809	Ps.	648,383
Unvested benefit obligations		286,472		439,796		726,268
Defined benefit obligations		587,046		787,605		1,374,651
Fair value of plan assets		374,381		46,022		420,403
Underfunded status of the plans	Ps.	212,665	Ps.	741,583	Ps.	954,248
Post-employment benefit liability	Ps.	212,665	Ps.	741,583	Ps.	954,248

	As of December 31, 2024
			Seniority
	Pensions		Premiums		2024
Vested benefit obligations	Ps.	322,385	Ps.	270,291	Ps.	592,676
Unvested benefit obligations		239,811		371,977		611,788
Defined benefit obligations		562,196		642,268		1,204,464
Fair value of plan assets		389,703		42,279		431,982
Underfunded status of the plans	Ps.	172,493	Ps.	599,989	Ps.	772,482
Post-employment benefit liability	Ps.	172,493	Ps.	599,989	Ps.	772,482

Schedule of the components of net periodic pension and seniority premium cost

	2025		2024
Service cost	Ps.	81,802	Ps.	76,323
Interest cost		114,506		109,698
Prior service cost for plan amendments		(18,034)		(14,694)
Interest on plan assets		(36,881)		(35,596)
Net periodic cost	Ps.	141,393	Ps.	135,731

Schedule of defined benefit obligations, plan assets and funded status

			Seniority
	Pensions		Premiums		2025		2024
Defined benefit obligations:
Beginning of year	Ps.	562,196	Ps.	642,268	Ps.	1,204,464	Ps.	1,207,528
Retirement of spun-off businesses		—		—		—		(85,955)
Service cost		20,162		61,640		81,802		76,323
Interest cost		49,505		65,001		114,506		109,698
Benefits paid		(72,997)		(25,277)		(98,274)		(158,525)
Remeasurement of post-employment benefit obligations		28,868		61,319		90,187		70,089
Past service cost		(688)		(17,346)		(18,034)		(14,694)
End of year		587,046		787,605		1,374,651		1,204,464

Fair value of plan assets:
Beginning of year		389,703		42,279		431,982		474,479
Retirement		(23,286)		(117)		(23,403)		(1,888)
Return on plan assets		33,045		3,836		36,881		35,596
Remeasurement of plan assets		1,456		24		1,480		7,310
Benefits paid		(26,537)		—		(26,537)		(83,515)
End of year		374,381		46,022		420,403		431,982
Unfunded status of the plans	Ps.	212,665	Ps.	741,583	Ps.	954,248	Ps.	772,482

Schedule of changes in the net post-employment benefit liability and remeasurement adjustments

			Seniority
	Pensions		Premiums		2025		2024
Net post-employment liability at beginning of year	Ps.	172,493	Ps.	599,989	Ps.	772,482	Ps.	733,049
Retirement		23,286		117		23,403		(84,067)
Net periodic cost		35,934		105,459		141,393		135,731
Remeasurement of post-employment benefits		27,412		61,295		88,707		62,779
Benefits paid		(46,460)		(25,277)		(71,737)		(75,010)
Net post-employment liability at end of year	Ps.	212,665	Ps.	741,583	Ps.	954,248	Ps.	772,482

	2025		2024
Pensions:
Defined benefit obligations	Ps.	587,046	Ps.	562,196
Plan assets		374,381		389,703
Unfunded status of plans		212,665		172,493
Remeasurements adjustments (1)		27,412		(10,297)

Seniority premiums:
Defined benefit obligations	Ps.	787,605	Ps.	642,268
Plan assets		46,022		42,279
Unfunded status of plans		741,583		599,989
Remeasurements adjustments (1)		61,295		73,076

(1)	On defined benefit obligations and plan assets.

Schedule of the weighted average assets allocation by assets category

	2025	2024
Equity securities (1)	24.0%	45.0%
Fixed rate instruments	76.0%	55.0%
Total	100.0%	100.0%

(1)	Included within plan assets at December 31, 2025 and 2024, are shares of the Company held by the trust with a fair value of Ps.32,239 and Ps.21,236, respectively.

Schedule of plan assets measured at fair value

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2025		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	32,239	Ps.	32,239	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		28,894		28,894		—		—
Money market securities (3)		169,603		169,603		—		—
Other equity securities		176,215		176,215		—		—
Total investment assets		406,951		406,951		—		—
Cash management		13,452		—		—		—
Total investment assets and cash management	Ps.	420,403	Ps.	406,951	Ps.	—	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2024		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	21,236	Ps.	21,236	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		25,095		25,095		—		—
Money market securities (3)		207,910		207,910		—		—
Other equity securities		165,755		165,755		—		—
Total investment assets		419,996		419,996		—		—
Cash management		11,986		—		—		—
Total investment assets and cash management	Ps.	431,982	Ps.	419,996	Ps.	—	Ps.	—

(1)	Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. All common stocks included in this line relate to the Company’s CPOs.
(2)	Mutual funds consist of fixed rate instruments. These are valued at the net asset value provided by the administrator of the fund.
(3)	Money market securities consist of government debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes.

Schedule of the weighted average durations of the defined benefit plans

	2025	2024
Seniority Premiums	8.5 years	8.8 years
Pensions	2.6 years	2.9 years